Summary of Significant Accounting Policies: (Details Textual) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Jun. 15, 2015	May. 16, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Depreciation, Depletion and Amortization			$ 4,659	$ 613	$ 1,325	$ 0
Notes Payable, Current, Total		$ 31,613	$ 18,393		$ 0
Debt Instrument, Periodic Payment, Principal	$ 2,682	$ 2,709
Short-term Debt, Percentage Bearing Fixed Interest Rate		4.12%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					10 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life					3 years